INVESTMENTS (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER INVESTED ASSETS
Other invested assets	$ 40,744	$ 42,210
Available for sale securities
OTHER INVESTED ASSETS
Other invested assets, gross unrealized losses	269	65
AIA Group Limited (AIA)
OTHER INVESTED ASSETS
Other invested assets	12,367	11,134
Alternative investments
OTHER INVESTED ASSETS
Other invested assets	18,793	19,463
Mutual Funds
OTHER INVESTED ASSETS
Other invested assets	258	1,718
Investment real estate
OTHER INVESTED ASSETS
Other invested assets	2,778	3,196
Net of accumulated depreciation on investment in real estate	428	536
Aircraft asset investments
OTHER INVESTED ASSETS
Other invested assets	1,100	1,381
Life settlement contracts
OTHER INVESTED ASSETS
Other invested assets	4,006	3,834
All other investments
OTHER INVESTED ASSETS
Other invested assets	$ 1,442	$ 1,484